CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 15,869,894	$ 3,213,378
Ordinary share, par value	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	463,247,600	463,247,600
Ordinary share, shares issued	267,287,253	267,287,253
Ordinary share, shares outstanding	267,287,253	267,287,253